CONCENTRATIONS	3 Months Ended
Jul. 31, 2017
Risks and Uncertainties [Abstract]
CONCENTRATIONS
NOTE 4 — CONCENTRATIONS
Accounts Receivable
The concentration of accounts receivable as of July 31, 2017 and April 30, 2017, respectively are as follows:
	As of
	July 31, 2017	April 30, 2017
Customer A	21%	24%
Customer B	17%	12%
Customer C	—	10%
The accounts receivable also included retainage receivable of $999,000 and $326,000 at July 31, 2017 and April 30, 2017, respectively, and both the retainage and aged accounts receivable are expected to be collected.
Revenue Recognition
The concentration of revenue recognition for the three months ended July 31, 2017 and 2016, respectively are as follows:
	For the three months ended July 31,
	2017	2016
Customer A	24%	—
Customer B	15%	—
Customer C	10%	—
?

—       Represents less than 10%